Related parties - Associate Balances (Details) - Associates - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Trade and other receivables	$ 22,549	$ 18,631
Trade and other payables	$ 219	$ 301